FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	R$ 14,421,022	R$ 23,310,197	R$ 16,046,218	R$ 11,991,356
Financial investments	642,715	911,378
Trade receivables	2,397,033	2,900,998
Dividends and interest on equity	76,026	201,436
Derivative financial instruments	494	152,967
Receivables - Usiminas Shares	192,911
Other receivables	2,377
Trading securities	2,598	2,947
Loans - related parties	4,147	5,315
Total	17,739,323	27,485,238
Non-current
Financial investments	25,257	169,977
Receivables - Usiminas Shares	150,578
Other trade receivables	19,759	1,888
Eletrobrás compulsory loan	3,787	51,012
Receivables by indemnity	779,827	790,914
Loans - related parties	2,137,882	1,903,028
Total	3,117,090	2,916,819
Total Assets	20,856,413	30,402,057
Current
Borrowings and financing	10,522,974	8,902,558
Lease liabilities	238,702	206,323
Trade payables	7,162,929	7,030,734
Trade payables - Forfaiting	2,905,018	2,902,593
Dividends and interest on capital	358,040	61,965
Derivative transactions	67,304
Concessions to be paid	13,350	12,555
Total	21,268,317	19,116,728
Non-current
Borrowings and financing	43,069,646	48,656,020
Lease liabilities	855,037	633,982
Trade payables	66,807	43,263
Derivative transactions	153,507	157,857
Concessions to be paid	78,419	78,728
Total	44,223,416	49,569,850
Total Liabilities	65,491,733	68,686,578
Financial Instruments At Fair Value Through Profit Or Loss Category [Member]
Current
Financial investments		860,591
Trade receivables		181,262
Derivative financial instruments		152,967
Trading securities		2,947
Total		1,197,767
Non-current
Total Assets		1,197,767
Current
Derivative transactions	67,304
Total	67,304
Non-current
Derivative transactions		157,857
Total		157,857
Total Liabilities	67,304	157,857
Fair Value Through Profit Or Loss [Member]
Current
Financial investments	372,397
Trade receivables	66,464
Derivative financial instruments	494
Trading securities	2,598
Total	441,953
Non-current
Total Assets	441,953
Non-current
Derivative transactions	153,507
Total	153,507
Total Liabilities	153,507
Financial Instruments At Amortised Cost Category [Member]
Current
Cash and cash equivalents	14,421,022	23,310,197
Financial investments	270,318	50,787
Trade receivables	2,330,569	2,719,736
Dividends and interest on equity	76,026	201,436
Receivables - Usiminas Shares	192,911
Other receivables	2,377
Loans - related parties	4,147	5,315
Total	17,297,370	26,287,471
Non-current
Financial investments	25,257	169,977
Receivables - Usiminas Shares	150,578
Other trade receivables	19,759	1,888
Eletrobrás compulsory loan	3,787	51,012
Receivables by indemnity	779,827	790,914
Loans - related parties	2,137,882	1,903,028
Total	3,117,090	2,916,819
Total Assets	20,414,460	29,204,290
Current
Borrowings and financing	10,522,974	8,902,558
Lease liabilities	238,702	206,323
Trade payables	7,162,929	7,030,734
Trade payables - Forfaiting	2,905,018	2,902,593
Dividends and interest on capital	358,040	61,965
Concessions to be paid	13,350	12,555
Total	21,201,013	19,116,728
Non-current
Borrowings and financing	43,069,646	48,656,020
Lease liabilities	855,037	633,982
Trade payables	66,807	43,263
Concessions to be paid	78,419	78,728
Total	44,069,909	49,411,993
Total Liabilities	R$ 65,270,922	R$ 68,528,721